Fair Value Measurements Fair Value, Reconciliation of Level 3 - Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Document Fiscal Year Focus		2016
Payments to Acquire Investments		$ 0	$ 25,289	$ 6,726
Purchases of Convertible Debt			6,635	0
Proceeds from Sale of Investment Projects		(1,685)	(6,010)	0
Fair Value, Option, Changes in Fair Value, Gain (Loss)		(48,141)	(2,943)	0
AFS Securities, Beginning Asset Value		(130,725)	0	0
AFS Securities, Ending Asset Value		(82,584)	(130,725)	0
Unrealized Gains (Losses) Still Held - Assets	[1]	(48,141)	(3,023)	0
Convertible debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
AFS Securities, Beginning Asset Value		(10,116)	(2,527)	(3,174)
AFS Debt Security, (losses) included in OCI		703	385	693
Unrealized Gain (Loss) on Securities	[2]	904	569	(1,340)
AFS Securities, Ending Asset Value		(10,038)	(10,116)	(2,527)
Unrealized Gains (Losses) Still Held - Assets	[1]	1,607	954	(647)
Redeemable preferred shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
AFS Securities, Beginning Asset Value		(22,834)	(4,910)	0
AFS Debt Security, (losses) included in OCI		(816)	(451)	311
AFS Securities, Ending Asset Value		(17,444)	(22,834)	(4,910)
Unrealized Gains (Losses) Still Held - Assets	[1]	(816)	(451)	311
Purchase of redeemable preferred shares		0	18,375	4,599
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities		(4,574)	0	0
2015 [Member] | Retained Investment in Business [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
AFS Securities, Beginning Asset Value		(138,475)	0
AFS Securities, Ending Asset Value		0	(138,475)	0
2015 [Member] | Retained Investment in Business [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
AFS Securities, Beginning Asset Value		(4,807)	0
AFS Securities, Ending Asset Value		0	(4,807)	0
Convertible Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Proceeds from Sale of Investment Projects		(1,685)	$ 0	$ 0
Convertible debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Payments to Acquire Investments		$ 0

[1]	Represents the unrealized losses or gains recorded in earnings and/or other comprehensive income (loss) during the period for assets and liabilities classified as Level 3 that are still held (or outstanding) at the end of the period.
[2]	Represents accretion of interest income and changes in the fair value of an embedded derivative